Inventories (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Inventories
Raw materials	$ 422,784	$ 301,939
Work-in-process	17,000	147,388
Finished goods	51,743	369,484
Total current inventories	$ 491,527	$ 818,811